SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Stock-based compensation
The following data and assumptions were used for the measurement at June 30, 2018:

Risk free rates: (*)
Annual rate (%)	0.14
Daily rate (%)	0.00058

Standard deviation:
Russell 2000 daily yields volatility (%)	1.004
The Company common stock daily yields volatility (%)	1.498

Number of iteration	50,000

(*)	The risk free rates used in the model are the risk free rates for 0.50 years non linked deposits, taken from "Mirvah Hogen" data base for June 2018.